Interest and Finance Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Interest and Financial Costs [Abstract]
Amortization and write-off of deferred finance charges	$ 108,215	$ 451,227
Other finance charges (including $0, and $493,992 to related parties for the six months ended June 30, 2024, and 2025, respectively, Note 3(a))	1,020,543	494,590
Total	3,194,121	4,004,694
Nonrelated Party [Member]
Interest and Financial Costs [Abstract]
Interest on long-term debt	293,527	3,058,877
Related Party [Member]
Interest and Financial Costs [Abstract]
Interest on long-term debt	1,771,836	0
Other finance charges (including $0, and $493,992 to related parties for the six months ended June 30, 2024, and 2025, respectively, Note 3(a))	493,992	0
Total	$ 2,265,828	$ 0